Deferred income tax assets and liabilities, net- Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred income tax assets and liabilities, net
Deferred tax assets	€ 23,222	€ 1,683
Deferred tax liabilities	(2,381)	(11)
Total gross, deferred tax assets	57,558	54,189
Total gross, deferred tax liabilities	(36,717)	(52,517)
Netting of deferred tax assets	(34,336)	(52,506)
Netting of deferred tax liabilities	34,336	52,506
Total net, deferred tax assets	23,222	1,683
Total net, deferred tax liabilities	(2,381)	(11)
Deferred income tax liabilities, net	(2,381)	(11)
Unused tax loss carryforwards for which no deferred tax asset recognized	1,846,630	1,519,226	€ 123
Tax loss carryforwards	622,553
Amount of existing interest carryforward	66,466	62,983	0
Deductible temporary differences for which no deferred tax asset is recognised	96,104	310,413	€ 0
Intangible assets and goodwill
Deferred income tax assets and liabilities, net
Deferred tax assets		174
Deferred tax liabilities	(3,348)	(4,323)
Property and equipment
Deferred income tax assets and liabilities, net
Deferred tax assets	22,751	19,194
Deferred tax liabilities	(1,147)	(8,143)
Inventory
Deferred income tax assets and liabilities, net
Deferred tax assets	7,857	8,722
Deferred tax liabilities		(99)
Receivables
Deferred income tax assets and liabilities, net
Deferred tax assets	1,012	2,099
Right-of-Use asset, contract asset and other assets
Deferred income tax assets and liabilities, net
Deferred tax assets	5,011	289
Deferred tax liabilities	(27,639)	(36,080)
Lease liabilities, contract liabilities and other liabilities
Deferred income tax assets and liabilities, net
Deferred tax assets	12,991	18,852
Deferred tax liabilities	(4,583)	(3,852)
Provisions
Deferred income tax assets and liabilities, net
Deferred tax assets	7,934	587
Deferred tax liabilities		(20)
Tax loss carryforwards
Deferred income tax assets and liabilities, net
Deferred tax assets	€ 0	€ 4,272